CURRENT AND DEFERRED INCOME TAX - Tax Operating Losses (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax operating losses	$ 466,873
Argentina
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax operating losses	399,680
Mexico
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax operating losses	53,064
Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax operating losses	71
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax operating losses	6,877
U.S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax operating losses	$ 7,181